Property and Equipment	12 Months Ended
Dec. 31, 2012
Property and Equipment

4. Property and Equipment:

Property and equipment consisted of the following (in millions):

	December 31, 2011	December 31, 2012
Computer and telecommunications equipment	$993	$1,093
Leasehold improvements	845	922
Office furniture and equipment	148	162
Buildings and improvements	138	143
Land	17	17
Construction in progress	48	46

Total property and equipment cost	2,189	2,383
Accumulated depreciation and amortization	(1,296)	(1,509)

Total property and equipment, net	$893	$874